Shareholder Fees (dei_DocumentInformationDocumentAxis, (Financial Industries Fund), Class NAV)	0 Months Ended
Jun. 27, 2013
(Financial Industries Fund) | Class NAV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none